Debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Debt
NOTE 16.	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2021, published in the Official Gazette of the Federation on November 25, 2020, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to
Ps. 22,000,000 and an external net debt up to U.S. $1,000,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the
Reglamento de la Ley de Petróleos Mexicanos
(Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2021, PEMEX participated in the following financing activities (floating interest rates are disclosed after debt horizon table):

•
On January 22, 2021, Petróleos Mexicanos entered into a credit agreement guaranteed by an export credit agency for a line of credit in the amount of U.S.$152,237 due January 2031, at a rate linked to the one-year London Inter Bank Offered Rate (LIBOR) plus 138 basis points.

•
On May 10, 2021, Petróleos Mexicanos entered into a U.S. $400,000 term loan in two tranches, one of U.S. $65,000 and the second of U.S. $335,000, due
March 2030 and 2031
, respectively. Both tranches bear interest at a floating rate linked to six-month LIBOR plus 48 basis points.

•
On May 21, 2021, Petróleos Mexicanos renewed and restructured a term loan for U.S. $300,000 which bears interest at a floating rate linked to three-month
LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings
.

•
On July 8, 2021, Petróleos Mexicanos restructured the U.S. $150,000 term loan to a new U.S. $300,000 term loan due July 2024, which bears interest at a floating rate linked to three-month
LIBOR plus 320 basis points.

•
On July 16, 2021, Petróleos Mexicanos entered into a U.S. $750,000 term loan due January 2023, which bears interest at a floating rate linked to three-month
LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos long-term currency denominated debt ratings
.

•
On October 19, 2021, Petróleos Mexicanos entered into a Ps. 4,000,000 term loan due April 15, 2022, which bears interest at a floating rate linked to the 182-day
Interbank Equilibrium Interest Rate (“TIIE”) plus 248 basis points.

•
On November 18, 2021, Petróleos Mexicanos, renewed and increase a promissory note entered into July 2021, for Ps. 3,000,000 and an original term of 120 days. This renewal was carried out for Ps. 4,000,000 and a term of 120 days at a rate linked to the 91-day
TIIE plus 257.5 basis points.

•	On December 16, 2021, Petróleos Mexicanos, entered into a promissory note of U.S. $1,000,000 of its 6.700% Notes due 2032 under its U.S. $112,000,000 Medium Term Notes Program, Series C.

•
On December 16, 2021, Petróleos Mexicanos, entered into a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to the 182-day TIIE plus 260 basis points, with a maturity of 180 days.

•
On December 17, 2021, Petróleos Mexicanos, renewed a promissory note entered into in June 2021 for the principal amount of Ps. 2,000,000 and an original term of 180 days. This renewal was agreed for an additional 180-day term at a rate linked to TIIE plus 260 basis points. In addition, PEMEX entered into a promissory note for the principal amount of Ps. 2,000,000 bearing interest at a floating rate of the 182-day
TIIE plus 260 basis points with a maturity of 180 days.

•
On December 20, 2021, Petróleos Mexicanos, renewed a loan for the principal amount of Ps. 500,000 and an original term of 180 days. This renewal was agreed for an additional 180-day term at a rate linked to three-month
LIBOR plus 200 basis points.

•
On December 21, 2021, Petróleos Mexicanos, entered into a promissory note for the principal amount of Ps. 500,000 bearing interest at a floating rate of the 28-day
TIIE plus 190 basis points with a 90-day maturity.

•
On December 23, 2021, Petróleos Mexicanos completed a liability management transaction consisting of private offers to exchange and offers to purchase (collectively, the “Offers”), pursuant to which PEMEX issued an additional U.S. $5,813,567,000 aggregate principal amount of its 6.700% Notes due 2032 and paid an amount of cash equal to U.S. $4,484,800 as consideration for the securities accepted in the Offers, accrued and unpaid interest and other transaction fees, costs and expenses in connection with the Offer.

All of the debt securities listed above are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and their respective successors and assignees.
As of December 31, 2021, PEMEX had U.S. $7,664,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which only U.S. $50,000 are available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
From January 1 to December 31, 2021, PMI Trading obtained U.S. $43,292,749 from its revolving credit line and repaid U.S. $43,369,772. As of December 31, 2021, the outstanding amount under this revolving credit line was U.S. $2,310,042.
The
Ley de Ingresos de la Federación
(“Federal Revenue Law”) applicable to PEMEX as of January 1, 2020, published in the Official Gazette of the Federation on November 25, 2019, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 10,000,000 and an external net debt up to U.S. $1,250,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 34,875,000, equivalent to U.S. $1,851,000) does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the global financing proposal of public debt of Petróleos Mexicanos, in order to incorporate it into the Federal Revenue Law for the fiscal year 2020, in accordance with the Petróleos Mexicanos Law and the
Reglamento de la Ley de Petróleos Mexicanos
(Regulations to the Petróleos Mexicanos Law).
During the period from January 1 to December 31, 2020, PEMEX participated in the following financing activities:

•	On January 21, 2020 , Petróleos Mexicanos increased its Medium-Term Notes Program from U.S. $102,000,000 to U.S. $112,000,000.

•	On January 28, 2020, Petróleos Mexicanos issued U.S. $5,000,000 of debt securities under its U.S. $112,000,000 Medium-Term Notes Program, Series C, in two tranches:

•	(1) U.S. $2,500,000 5.950% Notes due 2031

•	(2) U.S. $2,500,000 6.950% Notes due 2060
All debt securities under this program are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

•	On January 30, 2020, Petróleos Mexicanos repurchased a total of U.S. $61,992 notes due 2020.

•	On February 6, 2020, Petróleos Mexicanos consummated the early settlement of its waterfall exchange offer pursuant to which it exchanged:
A) a total of U.S. $1,252,303 of notes and bonds with maturity dates between 2021 and 2026 as follows:

•	(1) U.S. $264,752 aggregate principal amount of its outstanding 5.500% Notes due 2021,

•	(2) U.S. $171,662 aggregate principal amount of its outstanding 6.375% Bonds due 2021,

•	(3) U.S. $148,535 aggregate principal amount of its outstanding 4.875% Notes due 2022,

•	(4) U.S. $63,854 aggregate principal amount of its outstanding Floating Rate Notes due 2022,

•	(5) U.S. $157,487 aggregate principal amount of its outstanding 5.375% Notes due 2022,

•	(6) U.S. $216,727 aggregate principal amount of its outstanding 3.500% Notes due 2023,

•	(7) U.S. $117,333 aggregate principal amount of its outstanding 4.625% Notes due 2023 and

•	(8) U.S. $111,953 aggregate principal amount of its outstanding 4.500 % Notes due 2026, for U.S. $1,300,000 aggregate principal amount of its new 5.950% Notes due 2031.
B) a total of U.S. $1,374,426 of notes and bonds with maturity dates between 2044 and 2048 as follows:

•	(1) U.S. $179,332 aggregate principal amount of its outstanding 5.500% Notes due 2044,

•	(2) U.S. $750,969 aggregate principal amount of its outstanding 5.625% Bonds due 2046 and

•	(3) U.S. $444,125 aggregate principal amount of its outstanding 6.350% Notes due 2048, for U.S. $1,300,000 aggregate principal amount of its new 6.950% Bonds due 2060.
The 5.950% Notes due 2031 and 6.950% Bonds due 2060 are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees and represent reopenings of the 5.950% Notes due 2031 and 6.950% Bonds due 2060, respectively, originally issued on January 29, 2020.

•	On May 26, 2020, Petróleos Mexicanos partially renewed a credit line of U.S. $400,000 maturing on May 2020 for U.S. $200,000 maturing in 2021 linked to three-month LIBOR plus 350 basis points.

•	On August 24, 2020, Petróleos Mexicanos entered into a U.S. $150,000 term loan due August 2022, which bears interest at a floating rate linked to three-month LIBOR plus 425 basis points.

•	On October 16, 2020, Petróleos Mexicanos issued U.S. $1,500,000 of its 6.875% Notes due October 2025 under its U.S. $112,000,000 Medium Term Notes Program, Series C.

•
On November 20, 2020, Petróleos Mexicanos monetized the Government Bonds by entering into a three-year financial arrangement to raise Ps. 95,597,610 at a rate of 8.56275% per annum, with a maturity of November 24, 2023. Petróleos Mexicanos retains the economic rights of the New Government Bonds, accordingly Petróleos Mexicanos accounts for them as restricted assets and recognizes debt for this transaction. (See Note 15-B)

•
On December 7, 2020, PMI Trading, as borrower, and Petróleos Mexicanos, as guarantor, entered into a U.S. $1,500,000 revolving credit facility maturing in 2023, which bears interest at a floating rate linked to LIBOR plus 300 to 475 basis points.

•
On December 15, 2020, PEMEX implemented a financial factoring transaction to support its suppliers for an amount of Ps. 4,067,650 for 180 days at the TIIE or for 91 days at a rate of 172 to 247 basis points.

Petróleos Mexicanos renewed and restructured one of its liquidity management lines for which it entered into a new revolving credit contract with a banking union. This new line was made available to PMI Trading, with Petróleos Mexicanos’ corporate guarantee to meet its financial needs and strengthen PEMEX’s liquidity.
As of December 31, 2020, PEMEX had U.S. $7,700,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which U.S. $1,900,000 and Ps. 37,000,000 are available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective sucessors and assignees.
On December 1, 2020, credit lines operated by HHS were transferred to PMI Trading. From January 1 to December 31, 2020, PMI Trading obtained U.S. $28,489,000 from its revolving credit line and repaid U.S. $27,657,935. As of December 31, 2019, the outstanding amount under this revolving credit line was U.S. $1,556,000. As of December 31, 2020, the outstanding amount under this revolving credit line was U.S. $2,387,065.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:

•	The sale of substantial assets essential for the continued operations of its business.

•	The incurrence of liens against its assets.

•	Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2021 and 2020 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.
As of December 31, 2021 and 2020, debt was as follows:

			2021
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,242,945,106	US$	60,385,508
Project financing	LIBOR plus 0.28% to 1.75%	Various to 2031	33,596,532		1,632,207
Direct loans	Fixed from 5.25% and LIBOR plus 1.07% to 3.50%.	Various to 2031	60,802,906		2,953,963
Syndicated loans	LIBOR plus 2.35%	Various to 2024	51,458,750		2,500,000
Bank loans	Fixed at 3.50% and LIBOR plus 1.19% and 1.25%	Various to 2023	407,929		19,818
Revolving credit lines	LIBOR plus 2.0% to 3.75% and Fed effective plus 1.30%	2022	160,379,535		7,791,655
Financing of Infrastructure asset	Fixed from 5.40% and 8.40%	Various to 2036	27,232,062		1,323,004

Total financing in U.S. dollars			1,576,822,820	US$	76,606,155

Euros
Bonds	Fixed from 1.875% to 5.5% EURIBOR plus 2.4%	Various to 2030	254,527,144		€10,873,232
Direct loans	Fixed at 5.11%	Various to 2023	11,704,300		500,000

Total financing in Euros			266,231,444		€11,373,232

Japanese yen
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	19,663,527		109,913,510

Pesos
Certificados bursátiles	TIIE plus 1.00% and Fixed from 7.19% to 7.47%	Various to 2026	93,428,071
Direct loans	Fixed from 6.55% and TIIE plus 0.85% to 5.24%	Various to 2029	34,420,635
Plus Factoring	TIIE plus 2.37% to 3.32%	2022	20,003,268
Syndicated loans	TIIE plus 0.95	Various to 2025	15,000,000
Revolving credit lines	TIIE plus 1.50% and 2.90%	Various to 2022	37,000,000
Monetization of Mexican Government Bonds	Fixed from 8.56275%	Various to 2023	83,401,120

Total financing in pesos			283,253,094

UDIs
Certificados bursátiles	Fixed from 3.02% to 5.23%	Various to 2035	35,454,689

Other currencies
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	30,503,050

Total principal in pesos (2)			2,211,928,624
Plus:
Accrued interest			37,338,471
Notes payable to contractors (3)			428,799

Total principal and interest			2,249,695,894

Less:
Short-term maturities			454,516,343
Current portion of notes payable to contractors (3)			428,799
Accrued interest			37,338,471

Total short-term debt and current portion of long-term debt			492,283,613

Long-term debt			1,757,412,281

	2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2060	1,290,409,906	U.S.$	64,686,416
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	34,345,097		1,721,671
Direct loans	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%	Various to 2031	28,275,087		1,417,390
Syndicated loans	LIBOR plus 2.35%	Various to 2024	49,871,676		2,499,996
Bank loans	LIBOR plus 3.50% to 5.28%	Various to 2023	1,170,542		58,678
Revolving credit lines	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%	2021	119,110,538		5,970,842
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,131,267		1,410,180
Total financing in U.S. dollars			1,551,314,113	U.S.$	77,765,173

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	307,867,094		€12,614,815
Direct loans	Fixed to 5.11%	Various to 2023	12,202,600		500,000

Total financing in Euros			320,069,694		€13,114,815

Japanese yen:
Bonds	Fixed from 0.54% to 3.5%	Various to 2026	21,243,790		¥109,900,621

Pesos
Certificados bursátiles	TIIE plus 1.00%, and fixed at 7.19% to 7.65%	Various to 2026	113,253,512
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 4.1%	Various to 2029	19,061,275
Plus Factoring	TIIE plus 1.25% to 2.0%	In 2021	4,067,650
Syndicated loans	TIIE plus 0.95%	Various to 2025	19,740,035
Monetization of Mexican Government Bonds	Fixed at 8.56275%	Various to 2023	95,597,610
Total financing in pesos			251,720,082
UDIs
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	37,346,014
Other currencies:
Bonds	Fixed from 1.75% to 8.25%	Various to 2025	33,355,569
Total principal in pesos (2)			2,215,049,262
Plus: accrued interest			42,656,852
Notes payable to contractors (3)			1,021,203

Total principal and interest			2,258,727,317
Less: short-term maturities			347,755,237
Current portion of notes payable to contractors (3)			685,178

	2020
	Rate of interest (1)	Maturity	Pesos	Foreign currency
Accrued interest			42,656,852

Total short-term debt and current portion of long-term debt			391,097,267

Long-term debt			1,867,630,050

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2021 and 2020, which includes short and long-term debt:

	2021 (i)		2020 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,258,727,317	Ps.	1,983,174,088
Loans obtained - financing institutions (ii)		1,652,151,747		1,292,197,518
Debt payments		(1,707,581,580)		(1,151,962,147)
Accrued interest (iii)(iv)		162,903,771		144,207,950
Interest paid		(157,256,625)		(130,989,150)
Foreign exchange		40,751,264		122,099,058

At the end of the year	Ps.	2,249,695,894	Ps.	2,258,727,317

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)	Petróleos Mexicanos implemented a factoring scheme to support its suppliers. Amounts for 2021 and 2020 totaled Ps. 15,934,904 and Ps. 4,067,650, respectively, which did not represent cash flows.
(iii)	During 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 3,290,673 and Ps. (2,835,359), respectively and amortized cost of Ps. 6,226,947.
(iv)
During 2020, includes premiums, awards and interests, fees and expenses related to the issuance of debt in the amount of Ps. (228,822) and Ps. 53,073, respectively, and amortized cost of Ps. 1,868,501.

	2022		2023	2024	2025	2026	2027 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2021, for each of the years ending December 31.	Ps.	492,283,613	153,052,257	182,065,735	101,083,584	173,687,822	1,147,522,883	Ps.	2,249,695,894

(1)
As of December 31, 2021 and 2020, interest rates were as follows: 3 month LIBOR of 0.20913% and 0.23838%, respectively; 6 month LIBOR of 0.33875% and 0.25763%, respectively; 12 month LIBOR of 0.58313% and 0.34188%, respectively; TIIE rate of
5.715% and 4.4842%, respectively, for 28 days; TIIE rate of 5.8550% and 4.4660%, respectively, for 91 days
;

and TIIE rate of 6.0200% and 4.3650%, respectively, for 182 days.

(2)	Includes financing from foreign banks of Ps. 1,946,136,632 and Ps. 1,992,963,415, as of December 31, 2021 and 2020, respectively.
(3)	The total amounts of notes payable to contractors as of December 31, 2021 and 2020, current and long-term, are as follows:

	2021		2020
Total notes payable to contractors (a) (b)	Ps.	428,799	Ps.	1,021,203
Less: current portion of notes payable to contractors		428,799		685,178

Notes payable to contractors (long-term)	Ps.	—	Ps.	336,025

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021 PEMEX has no outstanding payment amount. As of December 31, 2020, PEMEX had an outstanding amount payable of Ps. 81,364, respectively.

(b)
During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2021 and 2020, the outstanding balances owed to the contractor were Ps. 445,299 (U.S. $21,437) and Ps. 939,839 (U.S. $47,112), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Pesos		U.S. Dollars

2022	Ps.	445,299	U.	S. $ 21,437
Less accrued interest		16,500		802

Total	Ps.	428,799	U.	S. $ 20,635

(4)	As of December 31, 2021 and 2020, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2021	2020
U.S. dollar	Ps. 20.5835	Ps. 19.9487
Japanese yen	0.1789	0.1933
Pounds sterling	27.8834	27.2579
Euro	23.4086	24.4052
Swiss francs	22.5924	22.5720